Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 16,049	€ 3,151
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7,331	23,963
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	12,434	736
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 3,716	€ 21,547